10-Q Indebtedness - Convertible Notes Payable (Details)								1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 08, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	Mar. 30, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 23, 2022 USD ($)	Nov. 02, 2021 USD ($)	Jul. 19, 2021 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible note payable and SAFE notes											$ 3,500,000	$ 0	$ 5,000,000	$ 25,206,788
Accrued interest								$ 297,499	$ 297,499		297,499		1,961,477	0
Shares issued upon conversion (in shares) | shares							808,582,252
Proceeds from pre-close financing and debt conversion									21,100,000
Pre-close financing amount	$ 18,100,000							11,000,000
Repayments of notes payable											3,584,989	$ 822,743	1,856,175	0
Debt, amount converted or paid								11,200,000	11,200,000		11,200,000
Securities Purchase Agreement with SPAC Executive
Debt Instrument [Line Items]
Convertible debt								8,500,000	8,500,000		8,500,000
Securities Purchase Agreement with SPAC Executive | Notes Payable, Other Payables
Debt Instrument [Line Items]
Maximum financing amount					$ 8,500,000
Proceeds from convertible note payable and SAFE notes			$ 3,500,000	$ 5,000,000
Interest rate (as a percent)					14.00%
Debt instrument term					24 months
Debt conversion price percentage					0.95
Conversion feature numerator					$ 275,000,000
Convertible debt		$ 8,500,000
Securities Purchase Agreement with SPAC Executive | Notes Payable, Other Payables | Minimum
Debt Instrument [Line Items]
Conversion event, capital amount					$ 20,000,000
Loan Payable 2021 | Loans Payable
Debt Instrument [Line Items]
Interest rate (as a percent)						10.00%
Principal amount						$ 2,000,000
Interest expense on short term borrowings														33,472
Installment payments						$ 178,775
Short-term debt balance								$ 0	0		$ 0		$ 177,297	$ 2,033,472
Loans Payable June 2022 | Loans Payable
Debt Instrument [Line Items]
Interest rate (as a percent)										2.00%		2.00%
Debt instrument term										12 months
Principal amount										$ 11,200,000		$ 11,200,000
Loans Payable June 2022 | Loans Payable | Payment after seven months
Debt Instrument [Line Items]
Prepayment fee (as a percent)										6.00%		6.00%
Loans Payable June 2022 | Loans Payable | Related Party
Debt Instrument [Line Items]
Principal amount										$ 5,100,000		$ 5,100,000
Notes Conversion Agreements | Notes Payable, Other Payables
Debt Instrument [Line Items]
Debt principal amount		7,800,000
Accrued interest		$ 2,300,000
Amount converted	$ 10,100,000
Shares issued upon conversion (in shares) | shares	166,585,379
Loans Payable, Not Converted
Debt Instrument [Line Items]
Repayments of notes payable									$ 3,400,000